UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	August 31
Date of reporting period:	September 1, 2008 - August 31, 2009

Item 1: Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Florida (96.7%)
Alachua County FL Health Fac. Auth.
(Shands Teaching Hosp.)	6.250%	12/1/11	(14)	3,095	3,275
Alachua County FL Health Fac. Auth.
(Shands Teaching Hosp.)	6.250%	12/1/16	(14)	8,695	9,410
Boynton Beach FL Util. System Rev.	5.375%	11/1/13	(14)	2,400	2,556
Boynton Beach FL Util. System Rev.	5.375%	11/1/15	(14)	2,665	2,835
Boynton Beach FL Util. System Rev.	5.500%	11/1/18	(14)	3,125	3,303
Boynton Beach FL Util. System Rev.	5.500%	11/1/20	(14)	1,940	2,050
Boynton Beach FL Util. System Rev.	6.250%	11/1/20	(3)(ETM)	415	510
Brevard County FL Health Fac. Auth. Rev.
(Health First Project)	7.000%	4/1/39		7,000	7,272
Brevard County FL Health Fac. Auth. Rev.
(Holmes Regional Medical Center)	5.625%	10/1/14	(14)	2,000	2,002
Brevard County FL Util. Rev.	5.250%	3/1/12	(14)	3,805	4,091
Brevard County FL Util. Rev.	5.250%	3/1/14	(14)	2,045	2,204
Broward County FL Educ. Fac. Auth. Rev.
VRDO	0.120%	9/1/09	LOC	1,650	1,650
Broward County FL Port Fac. Rev.	6.000%	9/1/25		2,000	2,114
1 Broward County FL Professional Sports Fac.
Tax Rev. COP TOB VRDO	0.540%	9/8/09	(4)	3,175	3,175
Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	5,205	5,700
Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	4,635	5,075
Broward County FL School Board COP	5.000%	7/1/13	(4)	2,360	2,572
Broward County FL School Board COP	5.500%	7/1/18	(4)	3,625	3,748
Broward County FL School Board COP	5.500%	7/1/19	(4)	15,460	15,944
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/25		2,000	2,097
1 Broward County FL Water & Sewer Util. Rev.
TOB VRDO	0.290%	9/8/09		3,095	3,095
Cape Coral FL Water & Sewer Rev.	5.000%	10/1/27	(2)	7,470	7,078
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.500%	6/1/14		15,000	15,636
Citrus County FL Water & Wastewater
System Rev.	5.000%	10/1/25	(4)	3,670	3,825
Clearwater FL Water & Sewer Rev.	5.250%	12/1/39		5,000	5,052
Collier County FL School Board COP	6.250%	2/15/13	(4)	12,500	14,011
Collier County FL School Board COP	5.000%	2/15/27	(4)	3,000	3,033
Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,500	2,710
Dunedin FL Util. System Rev.	6.750%	10/1/10	(14)	2,465	2,532
Duval County FL School Board COP	5.000%	7/1/24	(14)	2,000	2,042
Duval County FL School Board COP	5.000%	7/1/33	(4)	2,000	1,992
2 Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	500	526
Florida Board of Educ. Capital Outlay	6.000%	6/1/23		3,000	3,749
Florida Board of Educ. Capital Outlay	4.750%	6/1/37	(14)	2,000	1,976
Florida Board of Educ. Public Educ.	5.000%	6/1/21		6,400	7,008
Florida Board of Educ. Public Educ.	5.000%	6/1/32		12,050	12,201
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/27		5,000	5,260
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/27		2,000	2,123

Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/29		7,970	8,307
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/35		30,000	30,750
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	1/1/19	(14)	3,330	3,505
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	1/1/22	(14)	3,640	3,735
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22		6,165	6,480
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/24		3,070	3,236
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/11	(14)	5,885	6,233
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/27		5,000	5,100
Florida Dept. of Transp.	5.000%	7/1/25		2,620	2,724
Florida Dept. of Transp.	5.000%	7/1/30		7,350	7,532
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.500%	7/1/39		1,485	1,505
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13		15,000	15,825
Florida Muni. Power Agency Rev.	5.000%	10/1/31		6,075	6,079
Florida Muni. Power Agency Rev.	6.250%	10/1/31		2,000	2,208
Florida Turnpike Auth. Rev.	5.000%	7/1/28	(2)	5,665	5,723
Florida Turnpike Auth. Rev.	5.000%	7/1/33		13,885	13,967
Florida Turnpike Auth. Rev.	4.500%	7/1/37		5,000	4,493
Florida Water Pollution Control Financing
Corp. Rev.	5.000%	1/15/20		2,000	2,209
Florida Water Pollution Control Financing
Corp. Rev.	5.000%	1/15/25		5,000	5,275
Halifax Hosp. Medical Center Florida Hosp.
Rev.	5.500%	6/1/38	(4)	3,000	3,002
Hernando County FL Water & Sewer	5.000%	6/1/29	(14)	4,000	4,033
Highlands County FL Health Rev. (Adventist
Health System)	6.000%	11/15/11	(Prere.)	10,000	11,153
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15	(Prere.)	1,225	1,413
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/31		4,000	3,678
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/35		8,775	7,922
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/11	(4)	4,610	4,981
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/13	(4)	3,000	3,356
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/14	(4)	5,265	5,915
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/15	(4)	3,845	4,342
Hillsborough County FL IDA (Moffitt Cancer
Center)	5.250%	7/1/27		3,000	2,808
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/26		4,800	4,366
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/34		10,570	8,991
Hillsborough County FL IDA (Univ.
Community Hosp.)	6.500%	8/15/19	(14)	10,450	10,893
Hillsborough County FL IDA PUT	5.150%	9/1/13		2,000	2,032
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.200%	9/1/09	(14)LOC	6,800	6,800

Jacksonville FL Econ. Dev. Community
Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36		3,000	2,943
Jacksonville FL Electric Auth. Rev. (St.
John's River Power Park)	4.750%	10/1/33		1,920	1,851
Jacksonville FL Electric Auth. Rev. (St.
John's River Power Park)	5.000%	10/1/37		5,000	4,962
Jacksonville FL Electric Auth. Rev. (St.
John's River Power Park)	5.500%	10/1/39		3,660	3,713
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.375%	10/1/39		1,125	1,140
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.200%	9/1/09		3,700	3,700
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/27		7,620	7,374
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/37		3,800	3,510
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center) VRDO	0.140%	9/1/09	LOC	1,700	1,700
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center) VRDO	0.200%	9/1/09	LOC	4,220	4,220
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/30		5,000	5,128
Jacksonville FL Transp. Rev.	5.000%	10/1/28	(14)	3,130	3,218
Jacksonville FL Transp. Rev.	5.000%	10/1/29	(14)	3,065	3,136
Jea FL Bulk Power Supply System Rev.	5.625%	10/1/33		4,000	4,123
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(14)	5,275	5,178
Lake County FL School Board COP	5.000%	6/1/30	(2)	7,000	6,746
Lakeland FL Electric & Water Rev.	0.000%	10/1/11	(14)	8,420	8,066
Lakeland FL Electric & Water Rev.	0.000%	10/1/12	(14)	2,020	1,865
Lakeland FL Electric & Water Rev.	6.050%	10/1/14	(4)	2,000	2,307
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/32		9,900	10,074
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.000%	11/15/29		4,000	3,043
Lee Memorial Health System Florida Hosp.
Rev.	5.250%	4/1/35	(14)	5,090	4,600
Marion County FL Hosp. Dist. Rev. (Munroe
Regional Health System)	5.000%	10/1/29		10,290	8,432
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/17	(2)	2,550	2,668
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/30	(1)	4,440	4,442
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/36		2,000	2,028
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/37	(14)	4,655	4,470
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/41		9,000	9,090
Miami-Dade County FL Educ. Fac. Auth.
Rev. (Univ. of Miami)	5.250%	4/1/24	(2)	6,515	6,848
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/27	(14)	10,000	9,340
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/28	(14)	10,890	10,077
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/29	(14)	3,715	3,401
Miami-Dade County FL School Board COP	5.500%	5/1/11	(14)(Prere.)	2,460	2,675
Miami-Dade County FL School Board COP	5.500%	5/1/11	(14)(Prere.)	2,650	2,882
Miami-Dade County FL School Board COP	5.500%	5/1/11	(14)(Prere.)	3,840	4,176
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	4,000	4,296
Miami-Dade County FL School Board COP	5.000%	8/1/14	(14)	1,665	1,772

Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	2,500	2,692
Miami-Dade County FL School Board COP	5.250%	5/1/19	(12)	5,000	5,362
Miami-Dade County FL School Board COP	5.250%	5/1/31	(12)	8,165	8,330
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,635	5,401
Miami-Dade County FL School Board COP
PUT	5.500%	5/1/11	(14)	8,500	8,792
Miami-Dade County FL Transit Sales Surtax
Rev.	5.000%	7/1/31	(10)	5,000	5,040
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(14)	17,000	17,466
North Brevard County FL Hosp. Dist. Rev.
(Parrish Medical Center Project)	5.750%	10/1/38		2,000	2,014
Ocala FL Water & Sewer Rev.	6.000%	10/1/10	(2)	550	564
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	5.625%	11/15/12	(Prere.)	3,180	3,550
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	6.250%	11/15/12	(Prere.)	5,000	5,631
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/15	(Prere.)	1,435	1,637
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/09	(14)	2,045	2,051
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/10	(14)(ETM)	5,260	5,592
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/10	(14)	2,175	2,253
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/11	(14)(ETM)	2,765	3,026
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/11	(14)	1,875	1,981
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/13	(14)(ETM)	3,160	3,649
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/13	(14)	1,890	2,049
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16	(14)	1,515	1,646
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16	(14)(ETM)	95	114
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/18	(14)	5,770	6,291
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/39		9,000	7,729
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	0.350%	9/1/09	LOC	2,000	2,000
Orange County FL IDA Ind. Dev. Rev.
(Catholic Charities) VRDO	0.350%	9/1/09	LOC	1,000	1,000
Orange County FL Sales Tax Rev.	5.125%	1/1/32	(14)	5,000	5,019
Orange County FL School Board COP	6.000%	8/1/10	(2)(Prere.)	3,955	4,155
Orange County FL School Board COP	5.000%	8/1/23	(14)	5,000	5,145
Orange County FL School Board COP	5.000%	8/1/32	(14)	8,000	7,882
Orange County FL Tourist Dev. Rev.	5.900%	10/1/10	(14)(ETM)	835	884
Orange County FL Tourist Dev. Rev.	4.750%	10/1/32	(10)	10,000	9,450
Orlando & Orange County FL Expressway
Auth.	6.500%	7/1/10	(14)	2,000	2,080
Orlando & Orange County FL Expressway
Auth.	8.250%	7/1/14	(14)	3,000	3,704
Orlando & Orange County FL Expressway
Auth.	8.250%	7/1/15	(14)	8,360	10,574
Orlando & Orange County FL Expressway
Auth.	5.000%	7/1/32	(4)	10,000	10,178

Orlando & Orange County FL Expressway
Auth.	5.000%	7/1/35	(2)	7,000	6,939
Orlando & Orange County FL Expressway
Auth. VRDO	0.550%	9/8/09	(4)	5,000	5,000
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33		3,000	3,048
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/39		2,500	2,578
Orlando FL Util. Comm. Water & Electric
Rev.	5.000%	10/1/25		2,100	2,214
Palm Beach County FL Criminal Justice Fac.
Rev.	7.200%	6/1/15	(14)	3,000	3,616
Palm Beach County FL Health Fac. Auth.
Hosp. Rev.	5.625%	12/1/31		6,000	4,667
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/33		2,000	2,035
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/38		3,000	3,023
Palm Beach County FL School Board COP	5.250%	8/1/18	(4)	2,300	2,474
Palm Beach County FL School Board COP	5.000%	8/1/24	(14)	7,135	7,284
Palm Beach County FL School Board COP	5.000%	8/1/27	(14)	8,740	8,848
Palm Beach County FL School Board COP
VRDO	0.400%	9/8/09	(4)	1,000	1,000
Palm Beach County FL Solid Waste Auth.
Rev.	5.000%	10/1/25	(13)	3,370	3,571
Palm Beach County FL Solid Waste Auth.
Rev.	5.000%	10/1/27	(13)	1,000	1,045
Palm Beach County FL Solid Waste Auth.
Rev.	5.500%	10/1/28		5,000	5,281
Palm Beach County FL Water & Sewer	5.000%	10/1/31		9,790	10,018
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	4,000	4,031
Polk County FL Util. System Rev.	5.250%	10/1/21	(14)	3,620	3,693
Port St. Lucie FL Rev.	6.250%	9/1/27	(12)	2,000	2,210
Port St. Lucie FL Special Assessment Rev.
(Southwest Annexation Dist.)	5.000%	7/1/27	(14)	10,000	8,994
Port St. Lucie FL Util. Rev.	5.000%	9/1/35	(12)	2,000	2,025
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	3,500	3,627
Sarasota County FL Environmentally
Sensitive GO	5.250%	10/1/24		2,000	2,154
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.625%	7/1/39		5,000	4,996
Sarasota County FL School Board COP	5.375%	7/1/23		5,545	5,814
Sarasota County FL School Board COP	5.500%	7/1/24		1,775	1,874
Sarasota County FL Util. System Rev.	7.000%	10/1/09	(14)	3,235	3,251
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/17	(14)	2,400	2,701
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/19	(14)	3,595	4,027
Seminole County FL Water & Sewer Rev.	6.000%	10/1/09	(14)	925	928
Seminole County FL Water & Sewer Rev.	6.000%	10/1/12	(14)	5,000	5,362
Seminole County FL Water & Sewer Rev.	6.000%	10/1/19	(14)	2,350	2,708
Seminole County FL Water & Sewer Rev.	5.000%	10/1/36		5,000	5,053
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/35	(14)	5,050	4,771
South Florida Water Management Dist.	5.000%	10/1/36	(2)	15,000	14,846
South Miami FL Health Fac. Auth. Hosp.
Rev. (Baptist Health South FL Obligated
Group)	5.000%	8/15/20		5,000	5,189
South Miami FL Health Fac. Auth. Hosp.
Rev. (Baptist Health South FL Obligated
Group)	5.000%	8/15/22		5,000	5,102
St. John's County FL IDA Health Care
(Vicars Landing Project)	5.000%	2/15/17		1,625	1,563

St. John's County FL Ponte Verda Util.
Systems Rev.	5.000%	10/1/30	(4)	3,650	3,688
St. Petersburg FL Health Fac. Auth. Rev. (All
Childrens Hosp.)	6.500%	11/15/39		2,000	2,088
St. Petersburg FL Public Util. Rev.	5.500%	10/1/37		1,535	1,621
Sunrise FL Util. System Rev.	5.200%	10/1/22	(2)	16,805	17,550
Tallahassee FL Energy System Rev.	5.250%	10/1/15	(4)	5,240	5,888
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/11	(3)(ETM)	1,485	1,566
Tampa Bay FL Water Util. System Rev.	5.500%	10/1/24	(14)	8,000	9,167
Tampa Bay FL Water Util. System Rev.	5.000%	10/1/34		10,000	10,206
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35	(14)	2,800	2,538
Univ. of North Florida Foundation
Incorporated Rev. VRDO	0.140%	9/1/09	LOC	2,300	2,300
Volusia County FL School Board Sales Tax
Rev.	5.000%	10/1/11	(4)	3,300	3,529
					957,829
Puerto Rico (1.6%)
Puerto Rico GO	5.250%	7/1/19		775	775
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36	(2)	25,120	3,464
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev. PUT	5.000%	7/1/12	(2)	11,900	12,062
					16,301
Total Investments (98.3%) (Cost $961,423)					974,130
Other Assets and Liabilities-Net (1.7%)					16,897
Net Assets (100%)					991,027

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $6,270,000, representing 0.6% of net assets.

2	Securities with a value of $528,000 have been segregated as initial margin for open futures contracts.

Florida Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Florida Long-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $962,972,000. Net unrealized appreciation was $11,158,000, consisting of unrealized gains of $32,848,000 on securities that had risen in value since their purchase and $21,690,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
30-Year U.S. Treasury
Bond	December 2009	(122)	14,610	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Florida Long-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	974,130	—
Futures Contracts—Liabilities[1]	(71)	—	—
Total	(71)	974,130	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD FLORIDA TAX-FREE FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD FLORIDA TAX-FREE FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.